Cover	12 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Primary SIC Number	2834
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
City Area Code	61 03
Local Phone Number	9882 6723
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
City Area Code	61 03
Local Phone Number	9882 6723
Contact Personnel Name	James Nathanielsz